Offerings - Offering: 1	Jan. 06, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares
Amount Registered | shares	5,385,999
Proposed Maximum Offering Price per Unit	25.855
Maximum Aggregate Offering Price	$ 139,255,004.15
Fee Rate	0.01531%
Amount of Registration Fee	$ 21,319.95
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall be deemed to cover any additional ordinary shares in the share capital of NewAmsterdam Pharma Company N.V. (the “Company”), nominal value of €0.12 per share (the “Ordinary Shares”) that may become issuable under the Long-Term Incentive Plan NewAmsterdam Pharma Company N.V. (the “LTIP”) from time to time by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of the Registrant’s Ordinary Shares.

(2)
Represents Ordinary Shares reserved for issuance under the LTIP as of the date of this Registration Statement. The LTIP includes an “evergreen” provision, which provides that on each January 1st from January 1, 2023 through January 1, 2033, the number of Ordinary Shares available for issuance under the LTIP will automatically increase annually in an amount equal to the lesser of five percent (5%) of the number of Ordinary Shares outstanding as of the close of business on the immediately preceding December 31st and the number of Ordinary Shares determined by the Company’s board of directors.

(3)
Estimated in accordance with Rule 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $25.855, which was the average of the high and low prices of the Company’s Ordinary Shares as reported on The Nasdaq Global Market on January 3, 2025.